Schedule of Investments
(unaudited)
July 31, 2026
BlackRock Emerging Markets Fund, Inc.
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 1.6%
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 3,771,562 $ 15,936,964
MercadoLibre, Inc.
(a)
............ 5,076 9,532,474
Rede D'Or Sao Luiz SA
(b) (c)
....... 798,806 5,431,846
30,901,284
Canada — 1.5%
Kinross Gold Corp. ............. 623,014 14,391,624
Pan American Silver Corp. ........ 356,775 15,380,570
29,772,194
Chile — 0.6%
Sociedad Quimica y Minera de Chile
SA , ADR ................. 168,063 11,270,305
China — 16.7%
Alibaba Group Holding Ltd. ....... 2,120,576 32,303,589
Alibaba Group Holding Ltd. , ADR
(d)
.. 70,786 8,653,589
Baidu, Inc. , Class A
(a)
........... 295,200 4,089,288
BOC Hong Kong Holdings Ltd. ..... 496,000 3,298,433
Contemporary Amperex Technology Co.
Ltd. , Class A ............... 443,800 25,998,766
Contemporary Amperex Technology Co.
Ltd. , Class H
(d)
.............. 221,500 17,534,996
Eastroc Beverage Group Co. Ltd. ,
Class A .................. 353,120 7,104,783
Eastroc Beverage Group Co. Ltd. ,
Class H .................. 382,200 6,091,885
Muyuan Foods Group Co. Ltd. , Class H 4,086,300 17,257,250
Sany Heavy Industry Co. Ltd. , Class A 11,288,951 34,354,355
Sany Heavy Industry Co. Ltd. , Class H 4,622,400 12,430,396
Tencent Holdings Ltd. ........... 1,354,100 82,739,553
Victory Giant Technology Huizhou Co.
Ltd. , Class H
(a) (d)
............ 326,400 7,600,454
Xiaomi Corp. , Class B
(a) (b) (c)
....... 824,200 3,024,389
Zhongji Innolight Co. Ltd. , Class H
(a)
. 245,650 32,200,372
Zijin Mining Group Co. Ltd. , Class A . 221,800 1,084,414
Zijin Mining Group Co. Ltd. , Class H . 6,504,000 27,615,869
323,382,381
Greece — 1.8%
Alpha Bank SA ............... 7,087,393 35,144,492
Hungary — 2.6%
OTP Bank Nyrt. ............... 337,242 49,959,657
India — 9.3%
Apollo Hospitals Enterprise Ltd. .... 228,902 21,474,980
Axis Bank Ltd. ................ 460,027 5,923,919
Belrise Industries Ltd. ........... 4,838,047 11,997,520
Bharti Airtel Ltd. ............... 536,173 11,076,973
CG Power & Industrial Solutions Ltd. . 1,166,574 10,553,759
Craftsman Automation Ltd. ....... 107,443 11,120,706
HDFC Bank Ltd. .............. 1,832,240 14,349,755
ICICI Bank Ltd. ............... 1,495,445 22,475,279
ICICI Bank Ltd. , ADR ........... 233,631 7,006,593
JSW Infrastructure Ltd. .......... 2,010,674 6,579,553
Mahindra & Mahindra Ltd. ........ 584,072 20,797,423
Reliance Industries Ltd. ......... 934,996 12,801,457
Varun Beverages Ltd. ........... 3,095,770 14,345,534
Vishal Mega Mart Ltd.
(a)
.......... 8,632,195 9,689,192
180,192,643
Indonesia — 0.6%
Bank Central Asia Tbk. PT ........ 35,954,600 12,601,189
Security
Shares
Shares Value
Mexico — 1.9%
Grupo Aeroportuario del Pacifico SAB
de CV , ADR ............... 14,378 $ 3,125,058
Grupo Financiero Banorte SAB de CV ,
Class O .................. 2,847,135 32,973,143
36,098,201
Poland — 1.8%
Bank Polska Kasa Opieki SA ...... 275,564 18,163,752
Powszechny Zaklad Ubezpieczen SA 889,916 16,947,232
35,110,984
Russia — 0.0%
(a)(e)
Gazprom PJSC ............... 8,520,027 1,072
LUKOIL PJSC ................ 1,370,026 172
Novatek PJSC ................ 295,922 37
Sberbank of Russia PJSC ........ 6,788,060 854
T-Tekhnologii MKPAO , GDR
(c)
..... 25,066 3
2,138
Saudi Arabia — 0.9%
Al Rajhi Bank ................ 399,538 6,667,802
Rasan Information Technology Co.
(a)
. 287,815 9,978,302
16,646,104
Singapore — 2.0%
(a)
Grab Holdings Ltd. , Class A
(d)
...... 2,529,316 8,852,606
Sea Ltd. , ADR, Class A .......... 278,317 29,707,556
38,560,162
South Africa — 2.2%
Capitec Bank Holdings Ltd. ....... 148,135 42,297,735
South Korea — 18.1%
Hyosung Heavy Industries Corp. ... 11,614 18,875,333
Hyundai Rotem Co. Ltd. ......... 113,829 10,578,110
KB Financial Group, Inc. ......... 178,542 20,895,997
Samsung Electronics Co. Ltd. ..... 730,580 127,160,975
Sanil Electric Co. Ltd. ........... 197,117 19,138,529
SK Hynix, Inc. ................ 103,367 117,389,325
SK Square Co. Ltd. ............ 52,687 36,228,297
350,266,566
Taiwan — 23.2%
Acter Group Corp. Ltd. .......... 768,000 21,609,988
Alchip Technologies Ltd. ......... 206,000 19,012,521
ASE Technology Holding Co. Ltd. ... 2,347,000 40,050,400
Delta Electronics, Inc. ........... 723,000 35,569,876
Elite Material Co. Ltd. ........... 459,000 65,890,696
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 3,228,000 238,759,912
Wiwynn Corp. ................ 178,000 28,979,768
449,873,161
Thailand — 0.9%
PTT Exploration & Production PCL ,
NVDR ................... 4,142,200 18,551,125
United Arab Emirates — 0.8%
Aldar Properties PJSC .......... 7,728,843 15,592,837
Total Common Stocks — 86.5%
(Cost: $ 1,193,415,917 ) ........................... 1,676,223,158

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Emerging Markets Fund, Inc.
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 1.1%
Brazil — 1.1%
Cyrela Brazil Realty SA
Empreendimentos e Participacoes
(a)
410,100 $ 1,647,956
Petroleo Brasileiro SA - Petrobras
(Preference) ............... 2,244,271 19,227,817
20,875,773
Total Preferred Securities — 1.1%
(Cost: $ 21,413,426 ) .............................. 20,875,773
Total Long-Term Investments — 87 .6%
(Cost: $ 1,214,829,343 ) ........................... 1,697,098,931
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 11.8%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 3.81%
(h)
....... 34,505,930 $ 34,516,282
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.58% ...... 195,335,049 195,335,049
Total Short-Term Securities — 11 .8%
(Cost: $ 229,851,009 ) ............................. 229,851,331
Total Investments — 99.4%
(Cost: $ 1,444,680,352 ) ........................... 1,926,950,262
Other Assets Less Liabilities — 0.6% ................... 10,669,767
Net Assets — 100.0% .............................. $ 1,937,620,029
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 34,518,092
(a)
$ — $ (2,132) $ 322 $ 34,516,282 34,505,930 $ 58,365
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 142,625,730 52,709,319
(a)
— — — 195,335,049 195,335,049 1,833,349 —
$ (2,132) $ 322 $ 229,851,331 $ 1,891,714 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Emerging Markets Fund, Inc.
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ................................................. 452 09/18/26 $ 37,116 $ (916,054)
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Axis Bank Ltd. .............. JPMorgan Chase Bank NA USD 7,630,430 02/11/27 0.40% 1D OBFR01 Monthly $ (438,373)
Contemporary Amperex Technology
Co. Ltd. ................ JPMorgan Chase Bank NA 6,826,244 02/16/27 (0.96)% 1D OBFR01 Monthly 707,423
Hongfa Technology Co. Ltd. ..... HSBC Bank plc 19,906,761 02/10/28 (0.39)% 1D OBFR01 Monthly 227,915
Hwatsing Technology Co. Ltd. ... JPMorgan Chase Bank NA 48,499,303 02/16/27 (0.96)% 1D OBFR01 Monthly (5,985,381)
Montage Technology Co. Ltd. .... JPMorgan Chase Bank NA 24,153,171 02/16/27 (0.96)% 1D OBFR01 Monthly (4,021,962)
NAURA Technology Group Co. Ltd. HSBC Bank plc 13,692,091 02/10/28 (0.39)% 1D OBFR01 Monthly (1,894,538)
Sany Heavy Industry Co. Ltd. .... HSBC Bank plc 7,341,416 02/10/28 (0.39)% 1D OBFR01 Monthly 729,412
Shenzhen Inovance Technology Co.
Ltd. ................... JPMorgan Chase Bank NA 9,804,499 02/16/27 (0.96)% 1D OBFR01 Monthly 760,860
Sungrow Power Supply Co. Ltd. .. JPMorgan Chase Bank NA 22,441,521 02/16/27 (0.96)% 1D OBFR01 Monthly (3,484,702)
Weichai Power Co. Ltd. ........ JPMorgan Chase Bank NA 21,547,364 02/16/27 (0.96)% 1D OBFR01 Monthly 183,336
Zijin Mining Group Co. Ltd. ..... HSBC Bank plc 23,860,859 02/10/28 (0.39)% 1D OBFR01 Monthly 5,174,331
Total long positions of equity swaps (8,041,679)
Net dividends and financing fees (467,263)
Total equity swap contracts including dividends and financing fees $ (8,508,942)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Emerging Markets Fund, Inc.
5
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 30,901,284 $ — $ — $ 30,901,284
Canada ............................................. 29,772,194 — — 29,772,194
Chile ............................................... 11,270,305 — — 11,270,305
China ............................................... 64,203,096 259,179,285 — 323,382,381
Greece .............................................. — 35,144,492 — 35,144,492
Hungary ............................................. — 49,959,657 — 49,959,657
India ............................................... 7,006,593 173,186,050 — 180,192,643
Indonesia ............................................ — 12,601,189 — 12,601,189
Mexico .............................................. 36,098,201 — — 36,098,201
Poland .............................................. — 35,110,984 — 35,110,984
Russia .............................................. — — 2,138 2,138
Saudi Arabia .......................................... 9,978,302 6,667,802 — 16,646,104
Singapore ............................................ 38,560,162 — — 38,560,162
South Africa ........................................... — 42,297,735 — 42,297,735
South Korea .......................................... — 350,266,566 — 350,266,566
Taiwan .............................................. — 449,873,161 — 449,873,161
Thailand ............................................. — 18,551,125 — 18,551,125
United Arab Emirates .................................... — 15,592,837 — 15,592,837
Preferred Securities ....................................... 20,875,773 — — 20,875,773
Short-Term Securities
Money Market Funds ...................................... 229,851,331 — — 229,851,331
$ 478,517,241 $ 1,448,430,883 $ 2,138 $ 1,926,950,262
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 7,783,277 $ — $ 7,783,277
Liabilities
Equity contracts ........................................... (916,054) (16,292,219) — (17,208,273)
$ (916,054) $ (8,508,942) $ — $ (9,424,996)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)